Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term borrowing:
Bank loan	¥ 4,490,000		¥ 4,783,000
Other short-term financing arrangements	1,239,561		302,411
Current portion of long-term borrowings:
Current portion of long-term borrowings	3,397,622	$ 465,472	4,736,087
Current portion of other financing arrangements	52,157		26,204
Current portion of asset-backed securities and notes	0		278,823
Long-term borrowings:
Bank loan	2,965,490		1,198,380
Convertible notes	8,166,996		11,575,725
Other financing arrangements	308,269		268,756
Total	20,567,938		22,864,359
Convertible notes
Current portion of long-term borrowings:
Current portion of convertible notes	2,706,285		3,286,640
Long-term borrowings
Current portion of long-term borrowings:
Current portion of long-term borrowings	¥ 639,180		1,144,420
Asset-backed Securities
Current portion of long-term borrowings:
Current portion of asset-backed securities and notes			¥ 278,823